Transition disclosures (Tables)	6 Months Ended
Jun. 30, 2018
Transition disclosures
Reconciliation from IAS 39 to IFRS 9 - financial assets under IFRS 9 subject to an increase in impairment allowance

Reconciliation of impairment allowance and provisions
	As at 31.12.17			As at 01.01.18
	Impairment allowance under IAS 39 or provisions under IAS 37	Reclassification impact	Additional IFRS 9 impairment allowance	Impairment allowance under IFRS 9
	£m	£m	£m	£m
Loans and advances at amortised cost and other assets[1]	4,652	(52)	2,508	7,108
Available for sale investments/financial assets at fair value through other comprehensive income	38	(38)	3	3
Total on-balance sheet	4,690	(90)	2,511	7,111

Provision for undrawn contractually committed facilities and guarantee contracts	79	-	341	420
Total impairment and provision	4,769	(90)	2,852	7,531

1 Included impairment of £5m for cash collateral and settlement balances and £1m for other assets.

Movement in loans and advances at amortsed cost
	Gross exposure	Impairment allowance	Net exposure
Half year ended 30.06.18[1]	£m	£m	£m
Opening balance	324,846	7,102	317,744
Disposal of business	(187,591)	(2,936)	(184,655)
Movement during the period	1,510	(221)	1,731
Closing balance	138,765	3,945	134,820

Other financial assets on balance sheet subject to impairment not included in the table above include cash collateral and settlement balances and financial assets at fair value through other comprehensive income. These have a total gross exposure of £143.7bn and impairment allowance of £7m. In addition, there are off-balance sheet loan commitments and financial guarantee contracts with a gross exposure of £263.7bn and provision of £202m.

Balance sheet movement - impact of transition to IFRS 9 and IFRS 15
Balance sheet movement – impact of transition to IFRS 9 and IFRS 15
The table below presents the impact of the changes to balance sheet presentation and of the transition to IFRS 9 and IFRS 15 on Barclays Bank PLC’s balance sheet showing separately the changes arising from reclassification and any associated remeasurement, and the impact of increased impairment.
	As at 31.12.17		As at 31.12.17					As at 01.01.18
	Published IAS 39 carrying amount	Balance sheet presentation changes[1]	RevisedIAS 39 carrying amount	IFRS 15 impact[1]	IFRS 9 presentation changes[1]	IFRS 9 classification and measurement	IFRS 9 impairment change	IFRS 9 carrying amount
Assets	£m	£m	£m	£m	£m	£m	£m	£m
Cash and balances at central banks	171,036	-	171,036	-	-	-	-	171,036
Items in the course of collection from other banks	2,153	(2,153)	-	-	-	-	-	-
Loans and advances to banks	36,209	(36,209)	-	-	-	-	-	-
Loans and advances to customers	365,553	(365,553)	-	-	-	-	-	-
Cash collateral and settlement balances	-	77,172	77,172	-	-	(2,398)	(5)	74,769
Loans and advances at amortised cost	-	324,590	324,590	-	5,109	(9,453)	(2,502)	317,744
Reverse repurchase agreements and other similar secured lending	12,546	-	12,546	-	-	(11,949)	-	597
Trading portfolio assets	113,755	-	113,755	-	-	413	-	114,168
Financial assets designated at fair value	116,282	(116,282)	-	-	-	-	-	-
Financial assets at fair value through the income statement[2]	-	116,282	116,282	-	-	23,929	-	140,211
Derivative financial instruments	237,987	-	237,987	-	-	-	-	237,987
Financial investments	58,963	-	58,963	-	(57,463)	(1,500)	-	-
Financial assets at fair value through other comprehensive income	-	-	-	-	52,354	934	-	53,288
Investments in associates and joint ventures	718	-	718	-	-	(19)	-	699
Goodwill and intangible assets	4,885	-	4,885	-	-	-	-	4,885
Property, plant and equipment	1,519	-	1,519	-	-	-	-	1,519
Current tax assets	376	-	376	-	-	-	-	376
Deferred tax assets	3,352	-	3,352	(22)	-	-	649	3,979
Retirement benefit assets	966	-	966	-	-	-	-	966
Prepayments, accrued income and other assets	1,850	(1,850)	-	-	-	-	-	-
Other assets	-	4,003	4,003	89	-	28	(1)	4,119
Assets included in disposal groups classified as held for sale	1,193	-	1,193	-	-	-	-	1,193
Total assets	1,129,343	-	1,129,343	67	-	(15)	(1,859)	1,127,536

  For further details, refer to Note 1, Basis of preparation on pages 17 to 22.
  Comprised of mandatory fair value assets of £130.2bn and designated fair value assets of £10.0bn.

	As at 31.12.17		As at 31.12.17					As at 01.01.18
	Published IAS 39 carrying amount	Balance sheet presentation changes[1]	RevisedIAS 39 carrying amount	IFRS 15 impact[1]	IFRS 9 presentation changes	IFRS 9 classification and measurement	IFRS 9 impairment change	IFRS 9 carrying amount
Liabilities	£m	£m	£m	£m	£m	£m	£m	£m
Deposits from banks	37,906	(37,906)	-	-	-	-	-	-
Deposits at amortised cost	-	399,189	399,189	-	-	(18,860)	-	380,329
Items in the course of collection due to other banks	446	(446)	-	-	-	-	-	-
Customer accounts	429,426	(429,426)	-	-	-	-	-	-
Cash collateral and settlement balances	-	68,143	68,143	-	-	(2,218)	-	65,925
Repurchase agreements and other similar secured borrowing	40,338	-	40,338	-	-	(25,285)	-	15,053
Debt securities in issue	69,386	-	69,386	-	-	-	-	69,386
Subordinated liabilities	24,193	-	24,193	-	-	-	-	24,193
Trading portfolio liabilities	37,352	-	37,352	-	-	-	-	37,352
Financial liabilities designated at fair value	173,718	-	173,718	-	-	46,365	-	220,083
Derivative financial instruments	238,345	-	238,345	-	-	-	-	238,345
Current tax liabilities	494	-	494	-	-	-	-	494
Deferred tax liabilities	-	-	-	-	-	-	-	-
Retirement benefit liabilities	287	-	287	-	-	-	-	287
Accruals, deferred income and other liabilities	8,416	(8,416)	-	-	-	-	-	-
Other liabilities	-	8,862	8,862	-	-	-	-	8,862
Provisions	3,302	-	3,302	-	-	-	341	3,643
Total liabilities	1,063,609	-	1,063,609	-	-	2	341	1,063,952

Equity
Called up share capital and share premium	14,453	-	14,453	-	-	-	-	14,453
Other reserves	3,808	-	3,808	-	-	(139)	3	3,672
Retained earnings	38,490	-	38,490	67	-	122	(2,203)	36,476
Other equity instruments	8,982	-	8,982	-	-	-	-	8,982
Total equity excluding non-controlling interests	65,733	-	65,733	67	-	(17)	(2,200)	63,583
Non-controlling interests	1	-	1	-	-	-	-	1
Total equity	65,734	-	65,734	67	-	(17)	(2,200)	63,584

Total liabilities and equity	1,129,343	-	1,129,343	67	-	(15)	(1,859)	1,127,536

For further details, refer to Note 1, Basis of preparation on pages 17 to 22.